Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Operating activities
Net income	$ 298.5	$ 857.7
Items not affecting cash:
Amortization of property, plant and equipment and intangible assets	95.3	87.0
Deferred income tax (benefit) expense	(12.0)	101.7
Pension expense in excess of funding (pension funding in excess of expense)	49.6	2.4
Post-employment benefit funding in excess of expense	(4.0)	(6.1)
Unrealized foreign exchange (gain) loss on
accrued pension liability	(14.2)	1.5
post-employment benefit obligations	(17.7)	0.9
Finance costs	17.9	48.6
Loss on disposal of property, plant and equipment	0.1	0.3
Interest on pension and other post-employment benefit obligations	17.2	11.6
Interest on finance lease	0.1	0.0
Accretion of governmental loans and environmental liabilities	13.0	12.2
Unrealized foreign exchange (gain) loss on government loan facilities	(7.6)	0.6
(Decrease) increase in fair value of warrant liability	(47.7)	6.4
Decrease in fair value of earnout liability	(5.9)	(78.1)
Decrease in fair value of share-based payment compensation liability	(12.7)	0.0
Listing expense	0.0	235.6
Other	(7.6)	5.5
Adjustments to reconcile profit (loss)	362.3	1,287.8
Net change in non-cash operating working capital	(178.7)	(21.1)
Share-based payment compensation and earnout units settled	(4.6)	0.0
Environmental liabilities paid	(1.7)	(3.3)
Cash generated by operating activities	177.3	1,263.4
Investing activities
Acquisition of property, plant and equipment	(333.5)	(166.2)
Acquisition of right-of-use assets	0.0	(1.7)
Issuance of related party receivable	0.0	2.2
Cash used in investing activities	(333.5)	(165.7)
Financing activities
Bank indebtedness advanced (repaid), net	1.8	(86.8)
Repayment of term loans	0.0	(457.8)
Governmental loans received	63.3	2.2
Governmental loans benefit on below-market rate of interest loans	(37.6)	(1.1)
Repayment of government loans	(10.0)	(0.8)
Interest paid	(0.2)	(36.3)
Proceeds from issuance of shares	0.0	393.5
Dividends paid	(30.7)	(9.3)
Common shares repurchased and cancelled	(553.2)	0.0
Other	(3.0)	(2.3)
Cash used in financing activities	(569.6)	(198.7)
Effect of exchange rate changes on cash	57.9	(4.9)
Cash
(Decrease) increase in cash	(667.9)	894.1
Opening balance	915.3	21.2
Ending balance	$ 247.4	$ 915.3